Segment Information - Schedule of Financial Performance Measures of the Operation (Details) - Reportable Subsegments [Member]	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)	Dec. 31, 2022 HKD ($)
Condensed Income Statements, Captions [Line Items]
Revenue	$ 103,820,403	$ 13,365,656	$ 115,285,213	$ 96,957,894
Cost of revenue
Total cost of revenue	(61,428,164)	(7,908,154)	(68,274,282)	(73,847,162)
Gross profit	42,392,239	5,457,502	47,010,931	23,110,732
Selling and marketing expenses	(15,992,966)	(2,058,905)	(18,323,687)	(22,879,874)
General and administrative expenses	(18,142,764)	(2,335,666)	(19,612,592)	(17,660,759)
(Loss) income from operations	8,256,509	1,062,931	9,074,652	(17,429,901)
Other income, net
Bank interest income	31,523	4,058	33,332	5,671
Interest expense	(316,717)	(40,774)	(124,021)	(773,505)
Administrative service fee from related parties	390,000	50,208	369,000	100,525
Government subsidies	175,688	22,618		2,886,365
Other income (expenses)	(4,516)	(584)	(69,235)	266,215
Total other incomes, net	275,978	35,526	209,076	2,485,271
(Loss) income before income tax expenses	8,532,487	1,098,457	9,283,728	(14,944,630)
External [Member]
Cost of revenue
Total cost of revenue	(57,967,108)	(7,462,584)	(63,801,949)	(69,583,532)
Related Party [Member]
Cost of revenue
Total cost of revenue	$ (3,461,056)	$ (445,570)	$ (4,472,333)	$ (4,263,630)